Other Payables - Schedule of Other Payables (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Onerous contracts provision	[1]	R$ 5,817,130	R$ 4,493,894
IAS 37 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Onerous contracts provision		R$ 1,200	R$ 4,500

[1]	The Company and its subsidiaries are parties to a telecommunications signals transmission capacity supply agreement using submarine cables that connect North America and South America, and also hires the supply of capacity of the space segment for the provision of the DTH TV service. Since (a) the agreement obligations exceed the economic benefits that are expected to be received throughout the agreement; and (b) the costs are unavoidable, the Company and its subsidiaries recognized, pursuant to IAS 37, an onerous obligation measured at the lowest of net output cost of the agreement brought to present value, in 2019, amounting to R$1.2 billion of the satellite transmission contract (DTH TV) and in 2018, amounting to R$4.5 billion of the transmission contract via submarine cables.